Information by business segment and geographic area - Net operating revenue by shipment destination (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 9,673	$ 11,157	$ 18,107	$ 21,969
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,413	1,780	2,735	3,144
Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,379	1,547	2,887	3,005
Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	492	328	982	802
Iron ore
IfrsStatementLineItems [Line Items]
Net operating revenue	6,235	7,113	11,217	14,368
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	128	132	235	247
Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	26	257	51	403
Americas Except United States And Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	227	323	517	668
Americas Except United States And Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	102	131	248	261
Americas Except United States And Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	123	111	266	277
Americas Except United States And Brazil [Member] | Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2		2
Americas Except United States And Brazil [Member] | Iron ore
IfrsStatementLineItems [Line Items]
Net operating revenue			1
Americas Except United States And Brazil [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		5		5
Americas Except United States And Brazil [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		76		125
Country United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	431	474	942	787
Country United States Of America [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	97	47	183	74
Country United States Of America [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	334	427	759	713
Country Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	294	315	722	823
Country Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			33
Country Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	123	140	297	311
Country Germany [Member] | Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	123	83	253	291
Country Germany [Member] | Iron ore
IfrsStatementLineItems [Line Items]
Net operating revenue	47	92	138	221
Country Germany [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1		1
Europe Except Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	933	1,111	2,068	2,065
Europe Except Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	119	89	258	164
Europe Except Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	181	289	543	504
Europe Except Germany [Member] | Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	312	216	574	419
Europe Except Germany [Member] | Iron ore
IfrsStatementLineItems [Line Items]
Net operating revenue	321	517	693	978
Middle East Africa And Oceania [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	516	688	941	1,185
Middle East Africa And Oceania [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	507	656	923	1,150
Middle East Africa And Oceania [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	9	6	18	9
Middle East Africa And Oceania [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		26		26
Country Japan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	824	1,014	1,513	1,875
Country Japan [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	54	94	106	148
Country Japan [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	147	199	305	388
Country Japan [Member] | Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		3		5
Country Japan [Member] | Iron ore
IfrsStatementLineItems [Line Items]
Net operating revenue	623	718	1,102	1,334
Country China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,638	5,102	8,045	10,491
Country China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2	33	2	41
Country China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	217	200	295	490
Country China [Member] | Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	55		109
Country China [Member] | Iron ore
IfrsStatementLineItems [Line Items]
Net operating revenue	4,364	4,868	7,639	9,952
Country China [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1		8
Asia Except Japan And China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	816	908	1,446	1,725
Asia Except Japan And China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	67	151	108	174
Asia Except Japan And China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	227	158	367	281
Asia Except Japan And China [Member] | Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		26	44	87
Asia Except Japan And China [Member] | Iron ore
IfrsStatementLineItems [Line Items]
Net operating revenue	519	523	922	1,129
Asia Except Japan And China [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3	3	5	7
Asia Except Japan And China [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		47		47
Country Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	994	1,222	1,913	2,350
Country Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	465	579	874	1,132
Country Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	18	17	37	32
Country Brazil [Member] | Iron ore
IfrsStatementLineItems [Line Items]
Net operating revenue	361	395	722	754
Country Brazil [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	124	123	229	227
Country Brazil [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 26	$ 108	$ 51	$ 205